Cover Document	Dec. 09, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 09, 2025
Entity Registrant Name	ZEBRA TECHNOLOGIES CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	000-19406
Entity Tax Identification Number	36-2675536
Entity Address, Address Line One	3 Overlook Point, Lincolnshire, Illinois
Entity Address, City or Town	Lincolnshire
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60069
City Area Code	847
Local Phone Number	634-6700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $.01 per share
Trading Symbol	ZBRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000877212
Amendment Flag	false